Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Other Borrowings [Abstract]
Composition of Other Borrowings

Other borrowings consists of the following at December 31, 2017 and December 31, 2016:

	(in thousands)
	2017	2016
Federal Home Loan Bank borrowings:
Secured notes, with interest at .74%, due March, 2017	-	18,774
Secured note, with interest at 1.52%, due March, 2018	22,048
Secured note, with interest at 0.0%, due October, 2018	100
Secured note, with interest at 1.56%, due September, 2021	7,000
Secured note, with interest at 1.72%, due September, 2020	6,000
Secured note, with interest at 1.86%, due September, 2021	6,000
Secured note, with interest at 1.97%, due September, 2022	6,000

United Bankers Bank
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments commencing December 1, 2018, with any remaining unpaid principal, due September 1, 2022. All Union Bank stock is held as collateral.	10,000

Total other borrowings	$57,148	$18,774